Credit Risk - Disclosure of Maximum and Net Exposure to Credit Risk - IFRS 9 (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Collateral cash	£ (8,681)	£ (8,454)
Netting	(470)	(589)
Credit risk
Disclosure of credit risk exposure [line items]
Collateral cash	0	(100)
Non-cash assets pledged as collateral for which transferee has right by contract or custom to sell or repledge collateral	(193,200)	(207,600)
Netting	(100)	(100)
Net carrying amount	95,300	91,500
Cash and balances at central banks | Credit risk
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Non-cash assets pledged as collateral for which transferee has right by contract or custom to sell or repledge collateral	0	0
Netting	0	0
Net carrying amount	29,900	38,200
Residential mortgages | Credit risk
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Non-cash assets pledged as collateral for which transferee has right by contract or custom to sell or repledge collateral	(168,000)	(175,400)
Netting	0	0
Net carrying amount	7,800	5,600
Corporate loans | Credit risk
Disclosure of credit risk exposure [line items]
Collateral cash	0	(100)
Non-cash assets pledged as collateral for which transferee has right by contract or custom to sell or repledge collateral	(14,900)	(15,300)
Netting	0	0
Net carrying amount	11,200	11,500
Finance leases | Credit risk
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Non-cash assets pledged as collateral for which transferee has right by contract or custom to sell or repledge collateral	0	(4,500)
Netting	0	0
Net carrying amount	4,100	0
Accrued interest and other adjustments | Credit risk
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Non-cash assets pledged as collateral for which transferee has right by contract or custom to sell or repledge collateral	0	0
Netting	0	0
Net carrying amount	1,200	900
Other unsecured loans | Credit risk
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Non-cash assets pledged as collateral for which transferee has right by contract or custom to sell or repledge collateral	0	0
Netting	0	0
Net carrying amount	20,500	20,500
Amounts due from fellow Banco Santander group subsidiaries and JVs | Credit risk
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Non-cash assets pledged as collateral for which transferee has right by contract or custom to sell or repledge collateral	0	0
Netting	0	0
Net carrying amount	4,800	4,500
Loans and advances to customers | Credit risk
Disclosure of credit risk exposure [line items]
Collateral cash	0	(100)
Non-cash assets pledged as collateral for which transferee has right by contract or custom to sell or repledge collateral	(182,900)	(195,200)
Netting	0	0
Net carrying amount	49,600	43,000
Loans and advances to banks | Credit risk
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Non-cash assets pledged as collateral for which transferee has right by contract or custom to sell or repledge collateral	0	0
Netting	0	0
Net carrying amount	1,500	1,600
Reverse repurchase agreements – non trading | Credit risk
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Non-cash assets pledged as collateral for which transferee has right by contract or custom to sell or repledge collateral	(10,300)	(12,400)
Netting	(100)	(100)
Net carrying amount	1,900	0
Other financial assets at amortised cost | Credit risk
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Non-cash assets pledged as collateral for which transferee has right by contract or custom to sell or repledge collateral	0	0
Netting	0	0
Net carrying amount	3,400	200
Total financial assets at amortised cost | Credit risk
Disclosure of credit risk exposure [line items]
Collateral cash	0	(100)
Non-cash assets pledged as collateral for which transferee has right by contract or custom to sell or repledge collateral	(193,200)	(207,600)
Netting	(100)	(100)
Net carrying amount	56,400	44,800
Debt securities | Credit risk
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Non-cash assets pledged as collateral for which transferee has right by contract or custom to sell or repledge collateral	0	0
Netting	0	0
Net carrying amount	9,000	8,500
Financial assets at FVOCI | Credit risk
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Non-cash assets pledged as collateral for which transferee has right by contract or custom to sell or repledge collateral	0	0
Netting	0	0
Net carrying amount	9,000	8,500
Off-balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	35,600	31,400
Off-balance sheet | Cash and balances at central banks | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Residential mortgages | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	10,800	8,300
Off-balance sheet | Corporate loans | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	7,800	8,900
Off-balance sheet | Finance leases | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Accrued interest and other adjustments | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	400	0
Off-balance sheet | Other unsecured loans | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	14,100	13,700
Off-balance sheet | Amounts due from fellow Banco Santander group subsidiaries and JVs | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Loans and advances to customers | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	33,100	30,900
Off-balance sheet | Loans and advances to banks | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	500	500
Off-balance sheet | Reverse repurchase agreements – non trading | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	2,000	0
Off-balance sheet | Other financial assets at amortised cost | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Total financial assets at amortised cost | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	35,600	31,400
Off-balance sheet | Debt securities | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Financial assets at FVOCI | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Accumulated impairment | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(100)	(100)
Off-balance sheet | Accumulated impairment | Cash and balances at central banks | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Accumulated impairment | Residential mortgages | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Accumulated impairment | Corporate loans | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Accumulated impairment | Finance leases | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Accumulated impairment | Accrued interest and other adjustments | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Accumulated impairment | Other unsecured loans | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(100)	(100)
Off-balance sheet | Accumulated impairment | Amounts due from fellow Banco Santander group subsidiaries and JVs | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Accumulated impairment | Loans and advances to customers | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(100)	(100)
Off-balance sheet | Accumulated impairment | Loans and advances to banks | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Accumulated impairment | Reverse repurchase agreements – non trading | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Accumulated impairment | Other financial assets at amortised cost | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Accumulated impairment | Total financial assets at amortised cost | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(100)	(100)
Off-balance sheet | Accumulated impairment | Debt securities | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Accumulated impairment | Financial assets at FVOCI | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0
Off-balance sheet | Cost | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	35,700	31,500
Off-balance sheet | Cost | Cash and balances at central banks | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Cost | Residential mortgages | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	10,800	8,300
Off-balance sheet | Cost | Corporate loans | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	7,800	8,900
Off-balance sheet | Cost | Finance leases | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Cost | Accrued interest and other adjustments | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	400	0
Off-balance sheet | Cost | Other unsecured loans | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	14,200	13,800
Off-balance sheet | Cost | Amounts due from fellow Banco Santander group subsidiaries and JVs | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Cost | Loans and advances to customers | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	33,200	31,000
Off-balance sheet | Cost | Loans and advances to banks | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	500	500
Off-balance sheet | Cost | Reverse repurchase agreements – non trading | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	2,000	0
Off-balance sheet | Cost | Other financial assets at amortised cost | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Cost | Total financial assets at amortised cost | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	35,700	31,500
Off-balance sheet | Cost | Debt securities | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Cost | Financial assets at FVOCI | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Balance sheet asset | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	253,000	267,900
Balance sheet asset | Cash and balances at central banks | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	29,900	38,200
Balance sheet asset | Residential mortgages | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	165,000	172,700
Balance sheet asset | Corporate loans | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	18,300	18,000
Balance sheet asset | Finance leases | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	4,100	4,500
Balance sheet asset | Accrued interest and other adjustments | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	800	900
Balance sheet asset | Other unsecured loans | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	6,400	6,800
Balance sheet asset | Amounts due from fellow Banco Santander group subsidiaries and JVs | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	4,800	4,500
Balance sheet asset | Loans and advances to customers | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	199,400	207,400
Balance sheet asset | Loans and advances to banks | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	1,000	1,100
Balance sheet asset | Reverse repurchase agreements – non trading | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	10,300	12,500
Balance sheet asset | Other financial assets at amortised cost | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	3,400	200
Balance sheet asset | Total financial assets at amortised cost | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	214,100	221,200
Balance sheet asset | Debt securities | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	9,000	8,500
Balance sheet asset | Financial assets at FVOCI | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	9,000	8,500
Balance sheet asset | Accumulated impairment | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(800)	(900)
Balance sheet asset | Accumulated impairment | Cash and balances at central banks | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Balance sheet asset | Accumulated impairment | Residential mortgages | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(200)	(200)
Balance sheet asset | Accumulated impairment | Corporate loans | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(300)	(300)
Balance sheet asset | Accumulated impairment | Finance leases | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(100)	(100)
Balance sheet asset | Accumulated impairment | Accrued interest and other adjustments | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Balance sheet asset | Accumulated impairment | Other unsecured loans | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(200)	(300)
Balance sheet asset | Accumulated impairment | Amounts due from fellow Banco Santander group subsidiaries and JVs | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Balance sheet asset | Accumulated impairment | Loans and advances to customers | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(800)	(900)
Balance sheet asset | Accumulated impairment | Loans and advances to banks | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Balance sheet asset | Accumulated impairment | Reverse repurchase agreements – non trading | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Balance sheet asset | Accumulated impairment | Other financial assets at amortised cost | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Balance sheet asset | Accumulated impairment | Total financial assets at amortised cost | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(800)	(900)
Balance sheet asset | Accumulated impairment | Debt securities | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Balance sheet asset | Accumulated impairment | Financial assets at FVOCI | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Balance sheet asset | Cost | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	253,800	268,800
Balance sheet asset | Cost | Cash and balances at central banks | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	29,900	38,200
Balance sheet asset | Cost | Residential mortgages | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	165,200	172,900
Balance sheet asset | Cost | Corporate loans | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	18,600	18,300
Balance sheet asset | Cost | Finance leases | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	4,200	4,600
Balance sheet asset | Cost | Accrued interest and other adjustments | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	800	900
Balance sheet asset | Cost | Other unsecured loans | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	6,600	7,100
Balance sheet asset | Cost | Amounts due from fellow Banco Santander group subsidiaries and JVs | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	4,800	4,500
Balance sheet asset | Cost | Loans and advances to customers | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	200,200	208,300
Balance sheet asset | Cost | Loans and advances to banks | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	1,000	1,100
Balance sheet asset | Cost | Reverse repurchase agreements – non trading | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	10,300	12,500
Balance sheet asset | Cost | Other financial assets at amortised cost | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	3,400	200
Balance sheet asset | Cost | Total financial assets at amortised cost | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	214,900	222,100
Balance sheet asset | Cost | Debt securities | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	9,000	8,500
Balance sheet asset | Cost | Financial assets at FVOCI | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	£ 9,000	£ 8,500